UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Dec 31, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ]is a restatement.
                                                [ ]adds new holdings
                                                   entries.

Institutional Investment Manager Filing this Report:

Name:      Burke & Herbert Bank & Trust Co.
           -----------------------------------------------------
Address:   PO Box 268
           Alexandria, VA 22314
           -----------------------------------------------------

Form 13F File Number: 28-05313
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Judith A. Cagnon
        -------------------------
Title:  Vice President
        -------------------------
Phone:  703-549-6600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Judith A. Cagnon                  Alexandria, VA                  1/14/2003
--------------------                  --------------                  ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          132
                                         -----------
Form 13F Information Table Value Total:  $   102,029
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
ABBOTT LABS                    COM              2824100        504   12598 SH       SOLE              12598      0    0
ABBOTT LABS                    COM              2824100         96    2400 SH       SHR                2400      0    0
ALLTEL CORP                    COM              20039103       197    3859 SH       SOLE               3859      0    0
ALLTEL CORP                    COM              20039103        21     410 SH       SHR                 410      0    0
AMERICAN EXPRESS CO            COM              25816109       232    6555 SH       SOLE               6555      0    0
AMERICAN EXPRESS CO            COM              25816109        25     700 SH       SHR                 700      0    0
AMERICAN INTL GROUP INC        COM              26874107      1128   19492 SH       SOLE              19492      0    0
AMERICAN INTL GROUP INC        COM              26874107       107    1854 SH       SHR                1854      0    0
AMSOUTH BANCORPORATION         COM              32165102       221   11497 SH       SOLE              11497      0    0
BP PLC                         SPON ADR         55622104       798   19631 SH       SOLE              19631      0    0
BP PLC                         SPON ADR         55622104        22     531 SH       SHR                 531      0    0
BANK OF AMERICA CORP           COM              60505104       667    9584 SH       SOLE               9584      0    0
BANK OF AMERICA CORP           COM              60505104       146    2100 SH       SHR                2100      0    0
BANK NEW YORK INC              COM              64057102       283   11808 SH       SOLE              11808      0    0
BANK NEW YORK INC              COM              64057102         4     148 SH       SHR                 148      0    0
BANK ONE CORP                  COM              06423A103      239    6529 SH       SOLE               6529      0    0
BELLSOUTH CORP                 COM              79860102       812   31393 SH       SOLE              31393      0    0
BELLSOUTH CORP                 COM              79860102        61    2365 SH       SHR                2365      0    0
BRISTOL MYERS SQUIBB CO        COM              110122108      521   22519 SH       SOLE              22519      0    0
BRISTOL MYERS SQUIBB CO        COM              110122108       58    2520 SH       SHR                2520      0    0
BURKE & HERBERT BANK & TRUST   COM              121331102    12896   11003 SH       SOLE              11003      0    0
COMPANY
BURKE & HERBERT BANK & TRUST   COM              121331102     1587    1354 SH       SHR                1354      0    0
COMPANY
CIGNA CORP                     COM              125509109      208    5060 SH       SOLE               5060      0    0
CHEVRON TEXACO CORP            COM              166764100      846   12729 SH       SOLE              12729      0    0
CHEVRON TEXACO CORP            COM              166764100      419    6302 SH       SHR                6302      0    0
CISCO SYS INC                  COM              17275R102      145   11050 SH       SOLE              11050      0    0
CISCO SYS INC                  COM              17275R102       30    2313 SH       SHR                2313      0    0
CITIGROUP INC                  COM              172967101      890   25279 SH       SOLE              25279      0    0
CITIGROUP INC                  COM              172967101       67    1892 SH       SHR                1892      0    0
COCA COLA CO                   COM              191216100    11742  267833 SH       SOLE             267833      0    0
COCA COLA CO                   COM              191216100       26     600 SH       SHR                 600      0    0
COLGATE PALMOLIVE CO           COM              194162103       63    1200 SH       SOLE               1200      0    0
COLGATE PALMOLIVE CO           COM              194162103      194    3700 SH       SHR                3700      0    0
CORNING INC                    COM              219350105       50   15035 SH       SOLE              15035      0    0
CORNING INC                    COM              219350105        5    1590 SH       SHR                1590      0    0
DISNEY WALT CO                 COM              254687106      317   19439 SH       SOLE              19439      0    0
DISNEY WALT CO                 COM              254687106      199   12197 SH       SHR               12197      0    0
DOCUCON INC                    COM NEW          255908402        1   16667 SH       SOLE              16667      0    0
DOMINION RESOURCES INC/VA      COM              25746U109      564   10279 SH       SOLE              10279      0    0
DOMINION RESOURCES INC/VA      COM              25746U109       77    1405 SH       SHR                1405      0    0
DU PONT E I DE NEMOURS & CO    COM              263534109     1147   27047 SH       SOLE              27047      0    0
DU PONT E I DE NEMOURS & CO    COM              263534109      117    2750 SH       SHR                2750      0    0
DUN & BRADSTREET CORP          COM                             397   11500 SH       SHR               11500      0    0
EXXON MOBIL CORP               COM              30231G102     4277  122424 SH       SOLE             122424      0    0
EXXON MOBIL CORP               COM              30231G102     1813   51894 SH       SHR               51894      0    0
FPL GROUP INC                  COM              302571104      215    3569 SH       SOLE               3569      0    0
FPL GROUP INC                  COM              302571104       12     195 SH       SHR                 195      0    0
FEDERAL HOME LN MTG CORP VT    COM              313400301      477    8080 SH       SOLE               8080      0    0
FEDERAL HOME LN MTG CORP VT    COM              313400301        6     100 SH       SHR                 100      0    0
FEDERAL NATL MTG ASSN          COM              313586109     1075   16705 SH       SOLE              16705      0    0
FEDERAL NATL MTG ASSN          COM              313586109       71    1100 SH       SHR                1100      0    0
FIRST VA BKS INC               COM              337477103      150    4039 SH       SOLE               4039      0    0
FIRST VA BKS INC               COM              337477103      451   12105 SH       SHR               12105      0    0
GANNETT INC                    COM              364730101      406    5661 SH       SOLE               5661      0    0
GANNETT INC                    COM              364730101       41     575 SH       SHR                 575      0    0
GENERAL ELEC CO                COM              369604103     3763  154526 SH       SOLE             154526      0    0
GENERAL ELEC CO                COM              369604103      742   30476 SH       SHR               30476      0    0
GLAXO SMITHKLINE SPONSORED     PLC ADR          37733W105      201    5359 SH       SOLE               5359      0    0
GLAXO SMITHKLINE SPONSORED     PLC ADR          37733W105        9     228 SH       SHR                 228      0    0
HEINZ H J CO                   COM              423074103      207    6298 SH       SOLE               6298      0    0
HEINZ H J CO                   COM              423074103       10     297 SH       SHR                 297      0    0
HEWLETT PACKARD CO             COM              428236103      503   28947 SH       SOLE              28947      0    0
HEWLETT PACKARD CO             COM              428236103       55    3165 SH       SHR                3165      0    0
HONEYWELL INTERNATIONAL INC    COM              438516106      179    7445 SH       SOLE               7445      0    0
HONEYWELL INTERNATIONAL INC    COM              438516106       86    3600 SH       SHR                3600      0    0
IMS HEALTH INC                 COM              449934108        4     280 SH       SOLE                280      0    0
IMS HEALTH INC                 COM              449934108      568   35500 SH       SHR               35500      0    0
INTEL CORP                     COM              458140100      416   26728 SH       SOLE              26728      0    0
INTEL CORP                     COM              458140100       65    4168 SH       SHR                2568      1600 0
INTERNATIONAL BUSINESS MACHS   COM              459200101      609    7858 SH       SOLE               7858      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101       43     554 SH       SHR                 554      0    0
JOHNSON & JOHNSON              COM              478160104     1952   36351 SH       SOLE              36351      0    0
JOHNSON & JOHNSON              COM              478160104      303    5650 SH       SHR                5650      0    0
KEENE CORP DEL                 COM              487315103        6   22600 SH       SOLE              22600      0    0
KIMBERLY CLARK CORP            COM              494368103      530   11159 SH       SOLE              11159      0    0
KIMBERLY CLARK CORP            COM              494368103       71    1500 SH       SHR                 700      800  0
LUCENT TECHNOLOGIES INC        COM              549463107       25   19537 SH       SOLE              19537      0    0
LUCENT TECHNOLOGIES INC        COM              549463107        2    1736 SH       SHR                1736      0    0
MEI CORP NEV                   COM NEW          552711202        2   16250 SH       SOLE              16250      0    0
MEDTRONIC INC                  COM              585055106     2205   48350 SH       SOLE              48350      0    0
MEDTRONIC INC                  COM              585055106       44     974 SH       SHR                 974      0    0
MERCK & CO INC                 COM              589331107     2150   37983 SH       SOLE              37983      0    0
MERCK & CO INC                 COM              589331107      616   10875 SH       SHR               10875      0    0
MICROSOFT CORP                 COM              594918104      297    5750 SH       SOLE               5750      0    0
MICROSOFT CORP                 COM              594918104      481    9300 SH       SHR                9300      0    0
MOODYS CORP                    COM              615369105      380    9200 SH       SHR                9200      0    0
MOTOROLA INC                   COM              620076109      208   24063 SH       SOLE              24063      0    0
MOTOROLA INC                   COM              620076109        5     600 SH       SHR                 600      0    0
NORFOLK SOUTHN CORP            COM              655844108      382   19106 SH       SOLE              19106      0    0
NORFOLK SOUTHN CORP            COM              655844108       12     600 SH       SHR                 600      0    0
PPG INDS INC                   COM              693506107      257    5130 SH       SOLE               5130      0    0
PAYNE BROTHERS PROPERTY LLC    50% INT IN LLC   695001990    21938      10 SH       SHR                  10      0    0
PEPCO HOLDINGS INC             COM              713291102      229   11826 SH       SOLE              11826      0    0
PEPSICO INC                    COM              713448108     1779   42144 SH       SOLE              42144      0    0
PEPSICO INC                    COM              713448108       63    1495 SH       SHR                1495      0    0
PFIZER INC                     COM              717081103     1525   49887 SH       SOLE              49887      0    0
PFIZER INC                     COM              717081103      125    4100 SH       SHR                4100      0    0
PHARMACIA CORPORATION          COM              71713U102      286    6838 SH       SOLE               6838      0    0
PHILIP MORRIS COS INC          COM              718154107      881   21745 SH       SOLE              21745      0    0
PHILIP MORRIS COS INC          COM              718154107       43    1050 SH       SHR                1050      0    0
PITNEY BOWES INC               COM              724479100      343   10491 SH       SOLE              10491      0    0
PITNEY BOWES INC               COM              724479100       24     750 SH       SHR                 750      0    0
PROCTER & GAMBLE CO            COM              742718109      422    4911 SH       SOLE               4911      0    0
PROCTER & GAMBLE CO            COM              742718109      122    1420 SH       SHR                1420      0    0
PROTECTIVE LIFE CORP           COM              743674103      253    9194 SH       SOLE               9194      0    0
RAYTHEON COM NEW               COM              755111507       64    2070 SH       SOLE               2070      0    0
RAYTHEON COM NEW               COM              755111507      161    5224 SH       SHR                5224      0    0
ROYAL DUTCH PETE CO N Y        REGISTRY SH      780257804      326    7405 SH       SOLE               7405      0    0
                               PAR N GLDR 1.25
SBC COMMUNICATIONS INC         COM              78387G103      422   15559 SH       SOLE              15559      0    0
SBC COMMUNICATIONS INC         COM              78387G103       49    1800 SH       SHR                1800      0    0
SARA LEE CORP                  COM              803111103      476   21168 SH       SOLE              21168      0    0
SARA LEE CORP                  COM              803111103       32    1400 SH       SHR                1400      0    0
SOUTHERN CO                    COM              842587107      179    6296 SH       SOLE               6296      0    0
SOUTHERN CO                    COM              842587107       35    1245 SH       SHR                1245      0    0
SUNTRUST BANKS INC             COM              867914103      276    4855 SH       SOLE               4855      0    0
3M CO                          COM              88579Y101      993    8051 SH       SOLE               8051      0    0
3M CO                          COM              88579Y101      117     947 SH       SHR                 947      0    0
TJ PARTNER                     PARTNERSHIP      885993477       56   52439 SH       SOLE              52439      0    0
UNITED TECHNOLOGIES CORP       COM              913017109      254    4095 SH       SOLE               4095      0    0
UNITED TECHNOLOGIES CORP       COM              913017109       59     950 SH       SHR                 950      0    0
VERIZON COMMUNICATIONS         COM              92343V104     1745   45033 SH       SOLE              45033      0    0
VERIZON COMMUNICATIONS         COM              92343V104      289    7463 SH       SHR                7463      0    0
VERSAR INC                     COM              925297103      169   84700 SH       SOLE              84700      0    0
WACHOVIA CORP                  COM              929903102      728   19984 SH       SOLE              19984      0    0
WACHOVIA CORP                  COM              929903102       64    1744 SH       SHR                1744      0    0
WAL MART STORES INC            COM              931142103      864   17111 SH       SOLE              17111      0    0
WAL MART STORES INC            COM              931142103      146    2900 SH       SHR                2900      0    0
WELLS FARGO CO                 COM              949746101      678   14475 SH       SOLE              14475      0    0
WELLS FARGO CO                 COM              949746101       32     677 SH       SHR                 677      0    0
WYETH                          COM              983024100     1270   33949 SH       SOLE              33949      0    0
WYETH COM                      COM              983024100        1      25 SH       SHR                  25      0    0